Securities (Amortized Cost And Fair Value Of Available-For-Sale Securities Portfolio) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 14,055	$ 9,377
Gross Unrealized Gains	30	34
Gross Unrealized Losses	27	43
Fair Value	14,058	9,368
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	13,521	8,575
Gross Unrealized Gains	11	4
Gross Unrealized Losses	27	43
Fair Value	13,505	8,536
Mortgage-Backed Securities - Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	345	463
Gross Unrealized Gains	12	18
Fair Value	357	481
Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	189	339
Gross Unrealized Gains	7	12
Fair Value	$ 196	$ 351